                                            Registration Statement No. 333-58809
                                                                       811-08869

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                              Post-Effective No. 4

                                       And

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                              Post-Effective No. 4


            THE TRAVELERS SEPARATE ACCOUNT SIX FOR VARIABLE ANNUITIES
            ---------------------------------------------------------
                           (Exact name of Registrant)

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                     --------------------------------------
                               (Name of Depositor)

                  ONE TOWER SQUARE, HARTFORD, CONNECTICUT 06183
                  ---------------------------------------------
              (Address of Depositor's Principal Executive Offices)

        Depositor's Telephone Number, including area code: (860) 277-0111
                                                           --------------

                                ERNEST J. WRIGHT
                     The Travelers Life and Annuity Company
                                One Tower Square
                           Hartford, Connecticut 06183
                           ---------------------------
                     (Name and Address of Agent for Service)


Approximate Date of Proposed Public Offering:


It is proposed that this filing will become effective (check appropriate box):

____       immediately upon filing pursuant to paragraph (b) of Rule 485.

____       on ___________ pursuant to paragraph (b) of Rule 485.

____       60 days after filing pursuant to paragraph (a)(1) of Rule 485.

__X_       on May 1, 2001 pursuant to paragraph (a)(1) of Rule 485.


If appropriate, check the following box:

____ this post-effective amendment designates a new effective date for a previously filed post- effective amendment.



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Post-effective amendments No. 4 (File Nos. 333-58783 & 811-08867 and 333-58809
& 811-08869) filed on February 26, 2001 are hereby incorporated by reference into this filing.

                                     PART C

                                Other Information


Item 24.  Financial Statements and Exhibits

       The financial statements of the Registrant and the Report of Independent Accountants will be provided in a subsequent Post-Effective Amendment.


(b) Exhibits

1. Resolution of The Travelers Life and Annuity Company Board of Directors authorizing the establishment of the Registrant. (Incorporated herein by reference to Exhibit 1 to the Registration Statement on Form N-4, filed July 9, 1998.)

2.       Not Applicable.

3(a). Distribution and Principal Underwriting Agreement among the Registrant, The Travelers Life and Annuity Company and Travelers Distribution LLC (Incorporated herein by reference to Exhibit 3(a) to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4 filed February 26, 2001.)

3(b).    Form of Selling Agreement. To be filed in a subsequent amendment.

4. Variable Annuity Contract. (Incorporated herein by reference to Exhibit 4 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-58809, filed November 3, 1998.)

5. Application. (Incorporated herein by reference to Exhibit 5 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-58809, filed November 3, 1998.)

6(a). Charter of The Travelers Life and Annuity Company, as amended on April 10, 1990. (Incorporated herein by reference to Exhibit 6(a) to the Registration Statement on Form N-4, File No. 333-40191, filed November 13, 1997.)

6(b). By-Laws of The Travelers Life and Annuity Company, as amended on October 20, 1994. (Incorporated herein by reference to Exhibit 6(b) to the Registration Statement on Form N-4, File No. 333-40191, filed November 13, 1997.)

9. Opinion of Counsel as to the legality of securities being registered. (Incorporated herein by reference to Exhibit 9 to the Registration Statement on Form N-4, filed July 9, 1998.)

10. Consent of Independent Certified Public Accountants. To be filed by amendment.

13. Computation of Total Return Calculations - Standardized and Non-Standardized. (Incorporated herein by reference to Exhibit 13 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-58809, filed November 3, 1998.)

15(a). Power of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for George C. Kokulis and Katherine M. Sullivan. (Incorporated herein by reference to Exhibit 15(a) to Post-Effective Amendment No. 2 to the Registratio Statement on Form N-4, filed April 20, 2000.)


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15(b).   Powers of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for Glenn D. Lammey and Marla Berman Lewitus. Incorporated herein by reference to Exhibit 15(b) to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4 filed February 26, 2001.)

15(c). Power of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for William R. Hogan.


Item 25.  Directors and Officers of the Depositor

Name and Principal                                     Positions and Offices
Business Address                                       with Insurance Company
----------------                                       ----------------------

George C. Kokulis*                                     Director, President and Chief Executive Officer
Glenn D. Lammey*                                       Director, Executive Vice President,
                                                       Chief Financial Officer, Chief Accounting Officer
                                                       and Controller
Mary Jean Thornton*                                    Executive Vice President and Chief Information Officer
Stuart L. Baritz**                                     Senior Vice President
William H. Heyman***                                   Senior Vice President - Investments
William R. Hogan*                                      Senior Vice President
Russell H. Johnson*                                    Senior Vice President
Marla Berman Lewitus*                                  Senior Vice President and General Counsel
Brendan M. Lynch*                                      Senior Vice President
Warren H. May*                                         Senior Vice President
Kathleen Preston*                                      Senior Vice President
Robert J. Price***                                     Senior Vice President
David A. Tyson*                                        Senior Vice President
F. Denney Voss*                                        Senior Vice President
David A. Golino*                                       Vice President
Donald R. Munson, Jr.*                                 Vice President
Anthony Cocolla                                        Second Vice President
Scott R. Hansen                                        Second Vice President
Linn K. Richardson*                                    Second Vice President and Actuary
Paul Weissman                                          Second Vice President and Actuary
Ernest J. Wright*                                      Vice President and Secretary
Kathleen A. McGah*                                     Assistant Secretary and Deputy General Counsel


Principal Business Address:
*      The Travelers Life and Annuity Company                        ***   Citigroup Inc.
       One Tower Square                                                    399 Park Avenue
       Hartford, CT  06183                                                 New York, N.Y. 10043

**     Travelers Portfolio Group
       1345 Avenue of the Americas
       New York, NY 10105

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

           To be provided in a subsequent amendment

Item 27.  Number of Contract Owners

           To be provided in a subsequent amendment

Item 28.  Indemnification

Sections 33-770 to 33-778, inclusive of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and officers of Connecticut corporations provides in general that Connecticut corporations shall indemnify their officers, directors and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation's obligation to provide such indemnification generally does not apply unless (1) the individual is wholly successful on the merits in the defense of any such proceeding; or (2) a determination is made (by persons specified in the statute) that the individual acted in good faith and in the best interests of the corporation and in all other cases, his conduct was at least not opposed to the best interests of the corporation, and in a criminal case he had no reasonable cause to believe his conduct was unlawful; or (3) the court, upon application by the individual, determines in view of all of the circumstances that such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine. With respect to proceedings brought by or in the right of the corporation, the statute provides that the corporation shall indemnify its officers, directors and certain other defined individuals, against reasonable expenses actually incurred by them in connection with such proceedings, subject to certain limitations.

Citigroup Inc. also provides liability insurance for its directors and officers and the directors and officers of its subsidiaries, including the Registrant. This insurance provides for coverage against loss from claims made against directors and officers in their capacity as such, including, subject to certain exceptions, liabilities under the federal securities laws.

Rule 484 Undertaking

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriter

(a)          Travelers Distribution LLC
             One Tower Square - 8 MS
             Hartford, CT 06183

Travelers Distribution LLC also serves as principal underwriter for the following funds:

The Travelers Fund U for Variable Annuities, The Travelers Fund VA for Variable Annuities, The Travelers Fund BD for Variable Annuities, The Travelers Fund BD II for Variable Annuities, The Travelers Fund BD III for Variable Annuities, The Travelers Fund BD IV for Variable Annuities, The


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Travelers Fund ABD for Variable Annuities, The Travelers Fund ABD II for
Variable Annuities, The Travelers Separate Account PF for Variable Annuities, The Travelers Separate Account PF II for Variable Annuities, The Travelers Separate Account QP for Variable Annuities, The Travelers Separate Account TM for Variable Annuities, The Travelers Separate Account TM II for Variable Annuities, The Travelers Separate Account Five for Variable Annuities, The Travelers Separate Account Seven for Variable Annuities, The Travelers Separate Account Eight for Variable Annuities, The Travelers Separate Account Nine for Variable Annuities, The Travelers Separate Account Ten for Variable Annuities, The Travelers Fund UL for Variable Life Insurance, The Travelers Fund UL II for Variable Life Insurance, The Travelers Fund UL III for Variable Life Insurance, The Travelers Variable Life Insurance Separate Account One, The Travelers Variable Life Insurance Separate Account Two, The Travelers Variable Life Insurance Separate Account Three, The Travelers Variable Life Insurance Separate Account Four, The Travelers Separate Account MGA, The Travelers Separate Account MGA II, The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities, The Travelers Money Market Account for Variable Annuities, The Travelers Timed Growth and Income Stock Account for Variable Annuities, The Travelers Timed Short-Term Bond Account for Variable Annuities and The Travelers Timed Aggressive Stock Account for Variable Annuities.

(b) The information required by this Item 29 with respect to each director and officer of CFBDS, Inc. is incorporated by reference to Schedule A of Form BD filed by Travelers Distribution LLC pursuant to the Securities and Exchange Act of 1934 (File No. 8-50244).

(c)      Not Applicable

Item 30.  Location of Accounts and Records

(1)      The Travelers Life and Annuity Company
         One Tower Square
         Hartford, Connecticut  06183

Item 31.  Management Services

Not Applicable.

Item 32.  Undertakings

The undersigned Registrant hereby undertakes:

(a) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;

(b) To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c) To deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Company hereby represents:

(a). That the aggregate charges under the Contracts of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.


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                                   SIGNATURES

As required by the Securities Act of 1933 and the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this amendment to this registration statement to be signed on its behalf, in the City of Hartford, and State of Connecticut, on this 28th day of March, 2001.

           THE TRAVELERS SEPARATE ACCOUNT SIX FOR VARIABLE ANNUITIES
                                  (Registrant)


                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                                   (Depositor)



                                  By:*GLENN D. LAMMEY
                                     ------------------------------------
                                       Glenn D. Lammey, Chief Financial Officer,
                                       Chief Accounting Officer and Controller


As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 28th day of February, 2001.



*GEORGE C. KOKULIS             Director, President and Chief Executive Officer
----------------------         (Principal Executive Officer)
 (George C. Kokulis)


*GLENN D. LAMMEY               Director, Chief Financial Officer
----------------------         Chief Accounting Officer and Controller
 (Glenn D. Lammey)             (Principal Financial Officer)


*MARLA BERMAN LEWITUS          Director
----------------------
 (Marla Berman Lewitus)


*WILLIAM R. HOGAN              Director
----------------------
  (William R. Hogan)



*By:    /s/Ernest J. Wright, Attorney-in-Fact

                                  EXHIBIT INDEX

Exhibit
No.             Description                                                     Method of Filing
---             -----------                                                     ----------------

15(c)    Power of Attorney authorizing Ernest J. Wright or Kathleen A.          Electronically
         McGah as signatory for William R. Hogan.